UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06515

Morgan Stanley Global Fixed Income Opportunities Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	January 31, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments • January 31, 2015 (unaudited)

	PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
		Corporate Bonds (40.1%)
		Australia (0.3%)
		Energy
	$400	Lonestar Resources America, Inc. (a)	8.75%		04/15/19	$278,000
		Industrials
	300	Transfield Services Ltd. (a)	8.375		05/15/20	322,500
		Total Australia				600,500

		Brazil (1.2%)
		Basic Materials
	1,175	Vale Overseas Ltd. (b)	4.375		01/11/22	1,123,041
		Finance
	800	Banco ABC Brasil SA	7.875		04/08/20	801,920
	450	Banco Daycoval SA (a)(b)	5.75		03/19/19	451,080
	600	Banco do Brasil SA (a)	9.00	(c)	(d)	524,820
						1,777,820
		Total Brazil				2,900,861

		Canada (1.3%)
		Basic Materials
	500	Lundin Mining Corp. (a)	7.50		11/01/20	496,250
	500	NOVA Chemicals Corp. (a)	5.25		08/01/23	518,750
						1,015,000
		Communications
	500	MDC Partners, Inc. (a)	6.75		04/01/20	523,750
		Consumer, Cyclical
	200	Air Canada (a)	6.75		10/01/19	212,750
		Energy
	250	Lightstream Resources Ltd. (a)(b)	8.625		02/01/20	143,125
		Finance
	500	Baytex Energy Corp. (a)	5.625		06/01/24	430,625
		Industrials
	550	Bombardier, Inc. (a)(b)	6.125		01/15/23	522,500
	281	Tervita Corp. (a)	8.00		11/15/18	249,387
						771,887
		Total Canada				3,097,137

		Chile (0.6%)
		Communications
	400	ENTEL Chile SA (a)	4.75		08/01/26	409,488
	200	ENTEL Chile SA (a)(b)	4.875		10/30/24	209,545
						619,033
		Finance
	400	Corpbanca SA (b)	3.125		01/15/18	400,462
	340	Corpbanca SA (a)	3.875		09/22/19	341,191
						741,653
		Total Chile				1,360,686

		China (0.8%)
		Communications
	710	SINA Corp.	1.00		12/01/18	651,425
		Consumer, Non-Cyclical
HKD	5,000	Hengan International Group Co., Ltd.	0.00	(e)	06/27/18	675,606
		Finance
	$100	Billion Express Investments Ltd.	0.75		10/18/15	100,250

		Technology
500		BCP Singapore VI Cayman Financing Co., Ltd. (a)(b)	8.00		04/15/21	500,000
		Total China				1,927,281

		Denmark (0.0%) (f)
		Finance
DKK	(g)	Nordea Kredit Realkreditaktieselskab, Series ANN	5.00		07/01/29	3
69		Realkredit Danmark A/S	6.00		10/01/29	12,386
		Total Denmark				12,389

		France (1.2%)
		Communications
$550		Numericable-SFR (a)	6.00		05/15/22	563,283
		Finance
EUR	650	AXA SA	5.25	(c)	04/16/40	847,362
$875		BPCE SA (a)(b)	5.15		07/21/24	938,972
						1,786,334
		Utilities
EUR	400	Electricite de France	5.00	(c)	(d)	527,145
		Total France				2,876,762

		Germany (1.7%)
		Consumer, Cyclical
300		Volkswagen International Finance N.V.	4.625	(c)	(d)	387,880
		Finance
500		Aabar Investments PJSC	4.00		05/27/16	743,257
1,000		Allianz Finance II BV	5.75	(c)	07/08/41	1,376,574
400		Commerzbank AG	7.75		03/16/21	563,834
AUD	500	KFW	3.75		07/18/18	406,558
EUR	100	Muenchener Rueckversicherungs-Gesellschaft AG	6.25	(c)	05/26/42	144,564
						3,234,787
		Utilities
GBP	200	RWE AG	7.00	(c)	(d)	332,662
		Total Germany				3,955,329

		India (0.5%)
		Basic Materials
$200		Vedanta Resources PLC (a)(b)	7.125		05/31/23	170,000
		Communications
EUR	175	Bharti Airtel International Netherlands BV	4.00		12/10/18	216,623
$700		Bharti Airtel International Netherlands BV (a)	5.125		03/11/23	776,720
						993,343
		Total India				1,163,343

		Ireland (0.1%)
		Industrials
200		Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (a)	3.241	(c)	12/15/19	192,750

		Italy (1.2%)
		Communications
EUR	75	Telecom Italia Finance SA	7.75		01/24/33	120,591
		Finance
700		Assicurazioni Generali SpA	10.125	(c)	07/10/42	1,123,358
$500		Intesa Sanpaolo SpA (a)(b)	6.50		02/24/21	600,024
EUR	725	Poste Vita SpA	2.875		05/30/19	863,732
						2,587,114
		Total Italy				2,707,705

		Korea, Republic of (0.3%)
		Consumer, Cyclical
KRW	800,000	Lotte Shopping Co., Ltd.	0.00	(e)	01/24/18	715,984

		Luxembourg (0.6%)
		Basic Materials
$475		ArcelorMittal	10.35		06/01/19	569,525
		Communications
EUR	450	Play Finance 2 SA	5.25		02/01/19	535,196
		Finance
$313		Ardagh Finance Holdings SA (a)(b)(h)	8.625		06/15/19	313,545
		Total Luxembourg				1,418,266

		Mexico (0.4%)
		Basic Materials
500		Mexichem SAB de CV (a)	5.875		09/17/44	489,250
		Utilities
400		Fermaca Enterprises S de RL de CV (a)(b)	6.375		03/30/38	410,000
		Total Mexico				899,250

		Netherlands (0.9%)
		Consumer, Cyclical
400		Playa Resorts Holding BV (a)	8.00		08/15/20	399,000
		Finance
EUR	550	ABN AMRO Bank N.V.	6.375		04/27/21	787,959
$700		ING Bank N.V. (a)	5.80		09/25/23	801,462
						1,589,421
		Total Netherlands				1,988,421

		Portugal (0.2%)
		Utilities
425		EDP Finance BV (a)	4.125		01/15/20	435,788

		Russia (0.2%)
		Communications
400		Yandex N.V.	1.125		12/15/18	309,250
		Industrials
200		TMK OAO Via TMK Capital SA (a)	6.75		04/03/20	114,000
		Total Russia				423,250

		Singapore (0.3%)
		Consumer, Non-Cyclical
400		Global A&T Electronics Ltd. (a)	10.00		02/01/19	373,000
400		Olam International Ltd.	6.00		10/15/16	420,000
		Total Singapore				793,000

		Spain (0.8%)
		Communications
EUR	800	Telefonica Europe BV	5.875	(c)	(d)	1,024,060
		Finance
200		AG Spring Finance II Ltd.	9.50		06/01/19	183,060
400		BBVA Subordinated Capital SAU	3.50	(c)	04/11/24	474,623
						657,683
		Industrials
$300		Abengoa Greenfield SA (a)	6.50		10/01/19	277,500
		Total Spain				1,959,243

		Switzerland (0.4%)
		Finance
EUR	250	Cloverie PLC for Zurich Insurance Co., Ltd.	7.50	(c)	07/24/39	349,780
$500		Credit Suisse AG (a)	6.50		08/08/23	556,595

		Total Switzerland				906,375

		Thailand (0.2%)
		Energy
450		PTT PCL (a)	3.375		10/25/22	447,073

		Turkey (0.3%)
		Finance
300		Finansbank AS	5.50		05/11/16	308,160
400		Turkiye Is Bankasi (a)(b)	7.85		12/10/23	446,000
		Total Turkey				754,160

		United Kingdom (2.2%)
		Communications
GBP	250	Virgin Media Finance PLC (a)	6.375		10/15/24	408,557
		Consumer, Cyclical
$200		Algeco Scotsman Global Finance PLC (a)(b)	10.75		10/15/19	154,000
		Consumer, Non-Cyclical
GBP	150	Voyage Care Bondco PLC	6.50		08/01/18	232,990
		Energy
$375		Premier Oil Finance Jersey Ltd., Series PMO	2.50		07/27/18	305,625
		Finance
EUR	150	Barclays Bank PLC	6.00		01/14/21	210,664
GBP	400	Derwent London Capital No. 2 Jersey Ltd., Series DLN	1.125		07/24/19	691,346
$700		HSBC Holdings PLC	6.375	(c)	(d)	718,732
EUR	450	Lloyds Bank PLC	6.50		03/24/20	630,539
700		Nationwide Building Society	4.125	(c)	03/20/23	854,780
$200		Standard Chartered PLC (a)	5.70		03/26/44	227,347
						3,333,408
		Industrials
500		CEVA Group PLC (a)	4.00		05/01/18	430,000
		Utilities
GBP	200	NGG Finance PLC	5.625	(c)	06/18/73	333,940
		Total United Kingdom				5,198,520

		United States (24.4%)
		Basic Materials
$250		American Gilsonite Co. (a)	11.50		09/01/17	237,500
250		Coveris Holdings SA (a)	7.875		11/01/19	253,750
250		Hecla Mining Co. (b)	6.875		05/01/21	223,750
400		Hexion US Finance Corp./Hexion Nova Scotia Finance ULC (b)	8.875		02/01/18	344,000
300		Prince Mineral Holding Corp. (a)	12.50		12/15/19	307,500
650		Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. (a)(b)	6.375		05/01/22	620,750
						1,987,250
		Communications
515		CCO Holdings LLC/CCO Holdings Capital Corp.	6.50		04/30/21	543,969
575		CSC Holdings LLC (a)	5.25		06/01/24	578,594
631		Ctrip.com International Ltd.	1.25		10/15/18	620,746
500		DISH DBS Corp.	5.00		03/15/23	492,500
700		HomeAway, Inc. (a)(b)	0.125		04/01/19	637,437
500		inVentiv Health, Inc. (a)	9.00		01/15/18	520,000
400		Midcontinent Communications & Midcontinent Finance Corp. (a)	6.25		08/01/21	407,000
550		Outfront Media Capital LLC/Outfront Media Capital Corp. (a)	5.25		02/15/22	570,625
601		Priceline Group, Inc. (b)	0.35		06/15/20	647,953
343		Yahoo!, Inc.	0.00	(e)	12/01/18	372,584
						5,391,408

	Consumer, Cyclical
400	Allied Specialty Vehicles, Inc. (a)	8.50	11/01/19	418,000
350	Bed Bath & Beyond, Inc.	5.165	08/01/44	390,501
400	CCM Merger, Inc. (a)	9.125	05/01/19	434,000
525	Chrysler Group LLC/CG Co-Issuer, Inc.	8.00	06/15/19	554,531
469	CVS Pass-Through Trust (a)	4.163	08/11/36	502,556
200	Exide Technologies (i)(j)	8.625	02/01/18	11,000
500	Gibson Brands, Inc. (a)	8.875	08/01/18	476,250
500	Global Partners LP/GLP Finance Corp. (a)(b)	6.25	07/15/22	492,500
300	Golden Nugget Escrow, Inc. (a)	8.50	12/01/21	299,625
400	Guitar Center, Inc. (a)(b)	6.50	04/15/19	331,000
450	HD Supply, Inc. (b)	7.50	07/15/20	473,625
350	JC Penney Corp., Inc. (b)	8.125	10/01/19	320,250
575	Lear Corp.	5.25	01/15/25	589,375
400	Logan’s Roadhouse, Inc. (b)	10.75	10/15/17	316,000
575	MGM Resorts International (b)	6.00	03/15/23	583,625
500	Pittsburgh Glass Works LLC (a)	8.00	11/15/18	532,500
3,904	Resort at Summerlin LP, Series B (h)(i)(j)(k)(l)(m)	13.00	12/15/07	0
345	Rite Aid Corp. (b)	6.75	06/15/21	362,250
400	RSI Home Products, Inc. (a)	6.875	03/01/18	416,500
500	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC (a)	5.875	05/15/21	501,250
850	Speedway Motorsports, Inc. (a)	5.125	02/01/23	869,125
500	Suburban Propane Partners LP/Suburban Energy Finance Corp. (b)	5.50	06/01/24	493,750
500	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. (a)	6.375	06/01/21	472,500
375	Tesla Motors, Inc. (b)	0.25	03/01/19	332,812
325	Toll Brothers Finance Corp. (b)	0.50	09/15/32	330,891
400	VWR Funding, Inc.	7.25	09/15/17	420,060
550	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (b)	5.375	03/15/22	563,750
				11,488,226

	Consumer, Non-Cyclical
350	Acadia Healthcare Co., Inc.	5.125	07/01/22	345,625
450	American Achievement Corp. (a)(b)	10.875	04/15/16	428,062
550	Aramark Services, Inc.	5.75	03/15/20	574,750
345	Armored Autogroup, Inc. (b)	9.25	11/01/18	346,725
408	Beverages & More, Inc. (a)	10.00	11/15/18	381,990
300	BioMarin Pharmaceutical, Inc. (b)	1.50	10/15/20	387,750
200	BioScrip, Inc. (a)	8.875	02/15/21	176,750
500	Cenveo Corp. (a)	6.00	08/01/19	476,250
300	Harland Clarke Holdings Corp. (a)	9.75	08/01/18	321,000
575	HCA, Inc.	4.75	05/01/23	603,750
500	HJ Heinz Co. (a)	4.875	02/15/25	502,500
500	Monitronics International, Inc.	9.125	04/01/20	467,500
500	RR Donnelley & Sons Co. (b)	7.875	03/15/21	557,500
325	Select Medical Corp.	6.375	06/01/21	328,616
350	Wells Enterprises, Inc. (a)	6.75	02/01/20	357,875
				6,256,643
	Energy
575	Access Midstream Partners LP/ACMP Finance Corp.	4.875	05/15/23	592,250
550	Chesapeake Energy Corp. (b)	5.75	03/15/23	572,000
500	Cobalt International Energy, Inc.	2.625	12/01/19	335,000
675	Denbury Resources, Inc. (b)	4.625	07/15/23	578,812
500	Denbury Resources, Inc. (b)	5.50	05/01/22	442,500
500	Ensco PLC (b)	5.75	10/01/44	512,905
300	EPL Oil & Gas, Inc. (b)	8.25	02/15/18	198,750
350	EXCO Resources, Inc. (b)	7.50	09/15/18	224,875
250	EXCO Resources, Inc.	8.50	04/15/22	155,000
400	PetroQuest Energy, Inc.	10.00	09/01/17	337,000

	500	Rice Energy, Inc. (b)	6.25		05/01/22	485,000
	500	Rosetta Resources, Inc.	5.875		06/01/24	458,750
	500	Rowan Cos., Inc.	5.85		01/15/44	462,063
	600	SM Energy Co. (a)	6.125		11/15/22	580,500
	925	Southwestern Energy Co.	4.95		01/23/25	947,329
	1,050	Transocean, Inc. (b)	3.80		10/15/22	775,593
	350	Triangle USA Petroleum Corp. (a)	6.75		07/15/22	248,500
						7,906,827

		Finance
	650	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (a)	3.75		05/15/19	656,500
	250	American Realty Capital Properties, Inc.	3.00		08/01/18	232,969
	450	Aston Escrow Corp. (a)	9.50		08/15/21	380,250
	400	Bank of America Corp.	4.20		08/26/24	415,826
	375	Bank of America Corp.	6.11		01/29/37	464,117
	300	Bank of America Corp., MTN	4.25		10/22/26	311,948
	500	Compiler Finance Sub, Inc. (a)	7.00		05/01/21	432,500
	775	Discover Financial Services	3.95		11/06/24	806,517
	250	DPL, Inc. (b)	7.25		10/15/21	256,172
	225	Extra Space Storage LP (a)	2.375		07/01/33	271,688
	150	Genworth Holdings, Inc.	7.20		02/15/21	145,441
	350	Genworth Holdings, Inc. (b)	7.625		09/24/21	344,842
	580	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	763,103
	500	Infinity Acquisition LLC/Infinity Acquisition Finance Corp. (a)	7.25		08/01/22	451,250
	550	Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)	7.375		04/01/20	519,750
	400	KCG Holdings, Inc. (a)	8.25		06/15/18	418,000
	574	Kennedy-Wilson, Inc.	5.875		04/01/24	582,208
	520	Prudential Financial, Inc.	5.625	(c)	06/15/43	543,400
	475	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. (a)	9.50		06/15/19	505,875
	325	Voya Financial, Inc.	5.65	(c)	05/15/53	328,250
						8,830,606

		Industrials
	300	Apex Tool Group LLC (a)(b)	7.00		02/01/21	262,500
	100	Artesyn Embedded Technologies, Inc. (a)	9.75		10/15/20	94,250
	178	Associated Asphalt Partners LLC/Road Holdings III LLC/Associated Asphalt Finance (a)	8.50		02/15/18	169,990
	600	Ball Corp.	4.00		11/15/23	596,250
	500	Building Materials Corp. of America (a)	5.375		11/15/24	510,000
	500	Cequel Communications Holdings I LLC/Cequel Capital Corp. (a)	6.375		09/15/20	522,500
	150	Consolidated Container Co., LLC/Consolidated Container Capital, Inc. (a)	10.125		07/15/20	129,750
	300	CPG Merger Sub LLC (a)(b)	8.00		10/01/21	306,750
	320	EnPro Industries, Inc. (a)	5.875		09/15/22	327,600
	350	Florida East Coast Holdings Corp. (a)	6.75		05/01/19	346,500
EUR	250	GE Capital Trust II	5.50	(c)	09/15/67	305,260
$250		Iracore International Holdings, Inc. (a)	9.50		06/01/18	152,500
	400	Jac Holding Corp. (a)	11.50		10/01/19	410,000
	550	JB Poindexter & Co., Inc. (a)(b)	9.00		04/01/22	594,000
	550	Kemet Corp. (b)	10.50		05/01/18	558,250
	550	Kratos Defense & Security Solutions, Inc.	7.00		05/15/19	459,250
	400	Marquette Transportation Co., LLC/Marquette Transportation Finance Corp.	10.875		01/15/17	413,600
	450	Martin Midstream Partners LP/Martin Midstream Finance Corp.	7.25		02/15/21	427,500
	450	Michael Baker Holdings LLC/Michael Baker Finance Corp. (a)(h)	8.875		04/15/19	438,750
	400	Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.	8.125		02/15/19	318,000
	400	Nuverra Environmental Solutions, Inc. (b)	9.875		04/15/18	202,040

250		SAExploration Holdings, Inc. (a)	10.00		07/15/19	150,000
200		Sequa Corp. (a)	7.00		12/15/17	178,000
344		Tekni-Plex, Inc. (a)	9.75		06/01/19	374,100
400		Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp. (a)	9.75		06/15/19	425,500
500		XPO Logistics, Inc. (a)	7.875		09/01/19	521,250
500		Zachry Holdings, Inc. (a)	7.50		02/01/20	501,250
						9,695,340
		Technology
150		Advanced Micro Devices, Inc.	6.75		03/01/19	143,250
250		Advanced Micro Devices, Inc. (b)	7.00		07/01/24	219,375
650		Akamai Technologies, Inc. (a)(b)	0.00	(e)	02/15/19	658,941
250		Aspect Software, Inc.	10.625		05/15/17	226,250
650		Citrix Systems, Inc. (a)(b)	0.50		04/15/19	672,750
262		First Data Corp.	11.75		08/15/21	302,937
300		Infor US, Inc.	9.375		04/01/19	323,625
691		Nuance Communications, Inc.	2.75		11/01/31	685,386
300		NVIDIA Corp.	1.00		12/01/18	339,375
592		ON Semiconductor Corp., Series B (b)	2.625		12/15/26	694,860
369		Salesforce.com, Inc. (b)	0.25		04/01/18	413,049
						4,679,798

		Utilities
350		AES Corp.	4.875		05/15/23	343,000
250		AES Corp.	7.375		07/01/21	278,125
						621,125
		Total United States				56,857,223
		Total Corporate Bonds (Cost $101,123,442)				93,591,296

		Sovereign (29.5%)
		Australia (0.8%)
AUD	2,200	Australia Government Bond	2.75		04/21/24	1,764,365

		Bermuda (0.2%)
$530		Bermuda Government International Bond (a)	4.854		02/06/24	552,525

		Brazil (1.6%)
BRL	4,600	Brazil Notas do Tesouro Nacional, Series F	10.00		01/01/21	1,583,587
6,600		Brazil Notas do Tesouro Nacional, Series F	10.00		01/01/25	2,204,597
		Total Brazil				3,788,184

		Canada (0.7%)
CAD	1,900	Canadian Government Bond	2.75		06/01/22	1,688,005

		Croatia (0.6%)
$375		Croatia Government International Bond (a)(b)	6.00		01/26/24	413,156
975		Croatia Government International Bond	6.00		01/26/24	1,074,206
		Total Croatia				1,487,362

		Germany (2.5%)
EUR	2,310	Bundesrepublik Deutschland	4.25		07/04/39	4,561,289
600		Bundesrepublik Deutschland	4.75		07/04/34	1,172,939
		Total Germany				5,734,228

		Greece (0.7%)
1,375		Hellenic Republic Government Bond	2.00	(n)	02/24/25	877,505
1,058		Hellenic Republic Government Bond (a)	3.375		07/17/17	856,628
		Total Greece				1,734,133

		Hungary (2.6%)
HUF	1,073,560	Hungary Government Bond	6.00		11/24/23	4,914,283
$450		Hungary Government International Bond	5.375		03/25/24	513,900
580		Hungary Government International Bond	5.75		11/22/23	675,428
		Total Hungary				6,103,611

		Indonesia (1.4%)
2,100		Indonesia Government International Bond (a)	5.875		01/15/24	2,436,000

400		Majapahit Holding BV	7.75		01/20/20	471,000
352		Pertamina Persero PT (a)	4.875		05/03/22	364,602
		Total Indonesia				3,271,602

		Kazakhstan (0.2%)
500		KazMunayGas National Co., JSC (a)	5.75		04/30/43	407,520

		Mexico (2.5%)
MXN	54,000	Mexican Bonos	7.50		06/03/27	4,264,262
$750		Petroleos Mexicanos	4.875		01/24/22	784,125
250		Petroleos Mexicanos (b)	4.875		01/18/24	260,600
450		Petroleos Mexicanos	6.375		01/23/45	503,505
		Total Mexico				5,812,492

		New Zealand (2.2%)
NZD	6,100	New Zealand Government Bond	5.50		04/15/23	5,177,874

		Portugal (2.2%)
$200		Portugal Government International Bond (a)	5.125		10/15/24	220,224
EUR	3,300	Portugal Obrigacoes do Tesouro OT (a)	4.10		04/15/37	4,173,645
460		Portugal Obrigacoes do Tesouro OT (a)	4.95		10/25/23	628,199
		Total Portugal				5,022,068

		South Africa (4.1%)
$1,100		Eskom Holdings SOC Ltd. (a)	5.75		01/26/21	1,102,750
ZAR	92,250	South Africa Government Bond	7.75		02/28/23	8,359,656
		Total South Africa				9,462,406

		Spain (2.7%)
EUR	2,700	Spain Government Bond (a)	3.80		04/30/24	3,681,091
735		Spain Government Bond	4.20		01/31/37	1,102,168
1,037		Spain Government Bond (a)	4.40		10/31/23	1,464,112
		Total Spain				6,247,371

		Turkey (1.5%)
TRY	7,600	Turkey Government Bond	9.00		07/24/24	3,527,695

		United Kingdom (2.7%)
GBP	100	HSS Financing PLC	6.75		08/01/19	158,528
800		United Kingdom Gilt	2.75		09/07/24	1,355,894
2,250		United Kingdom Gilt	4.25		09/07/39	4,879,074
		Total United Kingdom				6,393,496

		Venezuela (0.3%)
$1,800		Petroleos de Venezuela SA	9.00		11/17/21	641,565
		Total Sovereign (Cost $70,059,385)				68,816,502

		Agency Fixed Rate Mortgages (0.1%)
1		Federal Home Loan Mortgage Corporation, Gold Pools:	6.50		02/01/29- 10/01/32	1,552
		Federal National Mortgage Association, Conventional Pools:
89			6.50		05/01/28—09/01/32	105,929
8			7.00		08/01/29—11/01/32	9,504
		Government National Mortgage Association, Various Pools:
21			7.50		07/20/25	24,046
105			8.00		01/15/22—05/15/30	113,917
		Total Agency Fixed Rate Mortgages (Cost $229,376)				254,948

		Asset-Backed Securities (3.3%)
521		Bayview Opportunity Master Fund Trust (a)	3.844	(c)	11/28/29	520,668
430		EMC Mortgage Loan Trust (a)	1.168	(c)	11/25/30	364,906
2,286		GSAA Home Equity Trust	0.238	(c)	12/25/46	1,250,739
		Nationstar HECM Loan Trust
1,105		(a)	4.50		11/25/17	1,105,369
600		(a)	7.50		11/25/17	600,000
853		RAMP Trust	0.488	(c)	11/25/35	698,315
663		Sunset Mortgage Loan Co. (a)	3.721		11/16/44	660,398

	1,126	VOLT NPL X LLC (a)	4.75		10/26/54	1,107,979
	400	VOLT XIX LLC (a)	5.00		04/25/55	392,127
	208	VOLT XXIV LLC (a)	3.25		11/25/53	208,550
	800	VOLT XXXI LLC (a)	4.50		02/25/55	792,928
		Total Asset-Backed Securities (Cost $7,666,938)				7,701,979

		Collateralized Mortgage Obligations - Agency Collateral Series (1.1%)
		Federal Home Loan Mortgage Corporation,
		IO
	4,558		1.201	(c)	03/25/24	401,603
		IO REMIC
	3,541		1.783	(c)	02/15/38	265,013
		Federal National Mortgage Association,
		IO REMIC
	6,285		1.837	(c)	10/25/39	450,358
	3,992		1.897	(c)	03/25/44	278,332
	1,598		6.382	(c)	08/25/41	295,204
	5,138	Government National Mortgage Association, IO	6.082	(c)	12/20/42	783,718
		Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $2,321,436)				2,474,228

		Commercial Mortgage-Backed Securities (5.3%)
	633	BAMLL Commercial Mortgage Securities Trust	5.666	(c)	12/15/31	539,243
		COMM Mortgage Trust
	363	(a)	3.495		09/10/47	312,091
	513	(a)	3.667	(c)	06/11/27	511,176
	490	(a)	4.174	(c)	03/10/46	476,500
	335	(a)	4.61	(c)	02/10/47	338,434
	139	(a)	4.74	(c)	07/15/47	134,536
	473	(a)	4.756	(c)	12/10/23	478,692
	335	(a)	4.794	(c)	08/10/46	340,188
	424	(a)	4.906	(c)	04/10/47	417,611
		IO
	4,880		0.901	(c)	02/10/47	238,561
	2,615		1.303	(c)	07/15/47	206,939
EUR	1,200	Deco 2014-BONN Ltd. (a)	4.70	(c)	11/07/24	1,357,356
		FREMF Mortgage Trust
$206		(a)	4.157	(c)	08/25/47	213,200
	133	(a)	4.636	(c)	06/25/47	144,245
		JP Morgan Chase Commercial Mortgage Securities Trust
	690	(a)	4.572	(c)	07/15/47	665,980
		IO
	6,510		1.177	(c)	07/15/47	443,080
		JPMBB Commercial Mortgage Securities Trust
	236	(a)	3.961	(c)	09/15/47	217,039
	335		4.661	(c)	08/15/47	323,998
	405	(a)	4.678	(c)	04/15/47	388,848
	1,004	(a)	5.081	(c)	11/15/45	1,040,903
		IO
	3,938		1.127	(c)	08/15/47	314,228
	270	LB-UBS Commercial Mortgage Trust	6.255	(c)	09/15/45	286,892
	535	Wells Fargo Commercial Mortgage Trust (a)	3.938		08/15/50	478,213
		WF-RBS Commercial Mortgage Trust
	248	(a)	3.692		11/15/47	219,959
	1,005		3.803		11/15/47	889,144
	303	(a)	3.986		05/15/47	275,591
	419	(a)	3.993	(c)	10/15/57	383,793
	250	(a)	4.139	(c)	05/15/45	244,495
	541	(a)	4.983	(c)	09/15/46	558,086
		Total Commercial Mortgage-Backed Securities (Cost $12,060,487)				12,439,021

		Mortgages - Other (11.5%)
		Adjustable Rate Mortgage Trust
	55		0.43	(c)	01/25/36	45,971
	1,036		1.218	(c)	05/25/35	970,772
		Alternative Loan Trust
	247		5.50		11/25/35	217,658
	68		5.50		02/25/36	60,348
	233		6.00		04/25/36	196,241
	220		6.00		12/25/36	175,117
	454		6.00		07/25/37	428,271
		PAC
	52		5.50		02/25/36	46,382
	558		5.50		04/25/37	469,130
	123		6.00		04/25/36	106,692
		American Home Mortgage Investment Trust
	294	(a)	6.10		01/25/37	174,207
		IO
	1,329		2.078		05/25/47	236,361
		Banc of America Alternative Loan Trust
	297		0.818	(c)	07/25/46	200,831
	503		5.913	(c)	10/25/36	346,044
	614		6.226		10/25/36	458,234
	164	Banc of America Funding Trust	6.00		07/25/37	124,746
		BCAP LLC Trust
	392		0.308	(c)	04/25/37	348,082
	826	(a)	0.332	(c)	07/26/35	612,089
		Chase Mortgage Finance Trust
	268		0.768	(c)	02/25/37	193,089
	912		6.00		10/25/36	806,298
	325		6.00		11/25/36	287,329
		ChaseFlex Trust
	97		6.50		02/25/35	96,919
	102		6.50		02/25/37	77,773
	959	CHL Mortgage Pass-Through Trust	5.50		05/25/34	988,984
	377	Citigroup Mortgage Loan Trust	2.627	(c)	11/25/36	325,700
	764	Credit Suisse Mortgage Capital Certificates (a)	3.73	(c)	08/25/62	726,986
	1,596	Fannie Mae Connecticut Avenue Securities	5.068	(c)	11/25/24	1,629,983
		First Horizon Alternative Mortgage Securities Trust
	93		6.00		08/25/36	78,304
	729		6.25		08/25/36	597,645
		Freddie Mac Structured Agency Credit Risk Debt Notes
	264		3.918	(c)	09/25/24	245,317
	466		4.168	(c)	08/25/24	449,489
	1,100		4.418	(c)	11/25/23	1,124,222
	1,000		4.718	(c)	10/25/24	1,004,965
EUR	301	Grifonas Finance PLC	0.551	(c)	08/28/39	231,865
		GS Mortgage Securities Trust
$1,000		(a)	4.511	(c)	11/10/47	937,412
	410	(a)	4.528	(c)	09/10/47	385,207
	227	GSMSC Pass-Through Trust (a)	7.50	(c)	09/25/36	195,415
	62	GSR Mortgage Loan Trust	2.616	(c)	05/25/35	58,284
		Impac CMB Trust
	176		0.903	(c)	04/25/35	134,416
	222		0.918	(c)	04/25/35	155,701
	888	Impac Secured Assets Trust	0.338	(c)	08/25/36	677,954
		JP Morgan Alternative Loan Trust
	83		3.025	(c)	11/25/36	82,248
	483		6.00		12/25/35	440,741
	91		6.00		12/25/35	83,420
	498		6.00		08/25/36	476,178
		JP Morgan Mortgage Trust
	9		2.383	(c)	10/25/35	7,525

232		2.626	(c)	05/25/36	214,962
	Lehman Mortgage Trust
84		5.50		11/25/35	79,824
252		5.50		02/25/36	210,322
264		5.50		02/25/36	259,577
433		6.50		09/25/37	375,252
1,011	Mastr Adjustable Rate Mortgages Trust (a)	2.523	(c)	11/25/35	745,526
1,259	MortgageIT Trust	0.618	(c)	10/25/35	1,135,256
315	Opteum Mortgage Acceptance Corp. Trust	0.468	(c)	04/25/36	271,829
	RALI Trust
538		0.353	(c)	12/25/36	416,734
284		0.668	(c)	03/25/35	213,303
244		6.00		04/25/36	204,100
342		6.00		08/25/36	275,606
457		6.00		11/25/36	364,766
103		6.00		01/25/37	84,193
	PAC
134		6.00		04/25/36	112,036
358	STARM Mortgage Loan Trust	2.877	(c)	10/25/37	321,281
	Washington Mutual Mortgage Pass-Through Certificates Trust
821		0.428	(c)	12/25/35	688,346
938		0.874	(c)	04/25/47	701,998
660		0.954	(c)	05/25/47	532,028
1,279		1.084	(c)	05/25/46	980,973
493		2.265	(c)	10/25/36	441,746
514	Wells Fargo Mortgage Backed Securities Trust	2.61	(c)	09/25/36	488,209
	Total Mortgages - Other (Cost $25,858,303)				26,834,412

	U.S. Treasury Securities (3.9%)
4,400	U.S. Treasury Bond	3.50		02/15/39	5,470,436
3,506	U.S. Treasury Inflation Indexed Bond	0.25		01/15/25	3,585,222
	Total U.S. Treasury Securities (Cost $8,347,103)				9,055,658

	Variable Rate Senior Loan Interests (0.6%)
190	Aspect Software, Inc., Term B	7.25		02/06/15	185,949
700	Atkore international, Inc., 2nd Lien Term	7.75		03/31/15	686,000
373	Diamond Resorts Corp., Term Loan	5.50		03/31/15	373,125
100	Drillships Ocean Ventures, Inc., Term B	5.50		04/27/15	83,480
	Total Variable Rate Senior Loan Interests (Cost $1,356,812)				1,328,554

NUMBER OF SHARES
	Convertible Preferred Stock (0.3%)
	Aerospace & Defense
12,550	United Technologies Corp. (Units) (o) (Cost $731,374)				752,247

PRINCIPAL AMOUNT (000)
	Short-Term Investments (10.1%)
	U.S. Treasury Securities (0.5%)
	U.S. Treasury Bills
$48	(p)	0.003		02/12/15	48,000
330	(p)(q)	0.03		06/18/15	329,966
105	(p)	0.037		02/12/15	104,999
105	(p)	0.044		02/12/15	104,998
295	(p)(q)	0.066		06/18/15	294,969
403	(p)(q)	0.074		06/18/15	402,958
	Total U.S. Treasury Securities (Cost $1,285,773)				1,285,890

NUMBER OF SHARES (000)
	Securities held as Collateral on Loaned Securities (8.5%)
	Investment Company (7.2%)
16,847	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (r) (Cost $16,846,878)		16,846,878

PRINCIPAL AMOUNT (000)
	Repurchase Agreements (1.3%)
$1,234	Barclays Capital, Inc. (0.05%, dated 01/30/15, due 02/02/15; proceeds $1,233,895; fully collateralized by a U.S. Government obligation; 2.75% due 11/15/42; valued at $1,258,578)		1,233,890
1,851	BNP Paribas Securities Corp. (0.08%, dated 01/30/15, due 02/02/15; proceeds $1,850,848; fully collateralized by various U.S. Government agency securities; 1.63% - 4.50% due 09/01/29 - 01/01/45; valued at $1,887,884)		1,850,835
	Total Repurchase Agreements (Cost $3,084,725)		3,084,725
	Total Securities held as Collateral on Loaned Securities (Cost $19,931,603)		19,931,603

NUMBER OF SHARES (000)
	Investment Company (1.1%)
2,679	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (r) (Cost $2,678,847)		2,678,847
	Total Short-Term Investments (Cost $23,896,223)		23,896,340
	Total Investments (Cost $253,650,879) (s)(t)	105.8%	247,145,185
	Liabilities in Excess of Other Assets	(5.8)	(13,603,814)
	Net Assets	100.0%	$233,541,371

IO	Interest Only.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
PJSC	Public Joint Stock Company.
REMIC	Real Estate Mortgage Investment Conduit.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at January 31, 2015 were $20,844,877 and $21,301,933, respectively. The Fund received cash collateral of $20,129,148, of which $19,931,603 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At January 31, 2015, there was uninvested cash collateral of $197,545, which is not reflected in the Portfolio of Investments. The remaining collateral of $1,172,785 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2015.
(d)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of January 31, 2015.

(e)	Capital appreciation bond.
(f)	Amount is less than 0.05%.
(g)	Par is less than $500.
(h)	Payment-in-kind security.
(i)	Issuer in bankruptcy.

(j)	Non-income producing security; bond in default.
(k)	Illiquid security.
(l)	Acquired through exchange offer.
(m)

At January 31, 2015, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(n)	Multi-step - Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of January 31, 2015. Maturity date disclosed is the ultimate maturity date.
(o)	Consists of one or more classes of securities traded together as a unit.
(p)	Rate shown is the yield to maturity at January 31, 2015.
(q)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(r)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended January 31, 2015, advisory fees paid were reduced by $4,872 relating to the Fund’s investment in the Liquidity Funds.

(s)	Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.
(t)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Foreign Currency Forward Exchange Contracts Open at January 31, 2015:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
UBS AG	BRL	4,380,000		$1,607,841	02/02/15	$(24,508)
UBS AG		$1,687,211	BRL	4,380,000	02/02/15	(54,862)
Citibank NA	AUD	336,049		$270,137	02/04/15	8,540
Citibank NA	CAD	2,123,012		$1,720,579	02/04/15	49,887
Citibank NA	EUR	273,351	MXN	4,900,000	02/04/15	18,006
Citibank NA	HUF	438,837,840		$1,619,911	02/04/15	24,241
Citibank NA	HUF	84,957,460		$313,609	02/04/15	4,693
Citibank NA	MXN	4,900,000	EUR	288,278	02/04/15	(1,139)
Citibank NA	MXN	3,917,624		$267,695	02/04/15	6,337
Citibank NA	MXN	49,355,247		$3,350,814	02/04/15	58,159
Citibank NA	PLN	1,876,290		$514,842	02/04/15	8,271
Citibank NA		$169,097	BRL	450,000	02/04/15	(1,436)
Citibank NA		$676,142	EUR	591,607	02/04/15	(7,620)
Citibank NA		$236,333	EUR	200,923	02/04/15	(9,288)
Citibank NA		$1,729,166	EUR	1,468,959	02/04/15	(69,228)
Citibank NA		$5,106,473	EUR	4,389,229	02/04/15	(146,602)
Citibank NA		$4,012,431	MXN	60,296,008	02/04/15	10,118
Citibank NA		$1,572,463	PLN	5,728,012	02/04/15	(25,983)
Citibank NA	ZAR	22,739,308		$1,967,970	02/04/15	15,571
Commonwealth Bank of Australia		$1,163,115	NZD	1,500,000	02/04/15	(71,899)
Deutsche Bank AG	GBP	730,000		$1,133,529	02/04/15	34,010
Deutsche Bank AG	KRW	760,000,000		$682,410	02/04/15	(12,514)
Deutsche Bank AG	PLN	1,200,000	EUR	285,862	02/04/15	(955)
Deutsche Bank AG	SGD	5,000		$3,692	02/04/15	(4)
Deutsche Bank AG		$4,613,083	NOK	35,925,000	02/04/15	36,724
Deutsche Bank AG		$231,915	PLN	860,397	02/04/15	380
Deutsche Bank AG		$2,511,011	SEK	20,736,540	02/04/15	(4,821)
HSBC Bank PLC	EUR	3,686,102		$4,273,357	02/04/15	108,026
HSBC Bank PLC	EUR	25,484,290		$31,051,002	02/04/15	2,253,507
HSBC Bank PLC	KRW	120,000,000		$109,452	02/04/15	(273)
HSBC Bank PLC	MYR	2,500,000		$695,217	02/04/15	6,132
HSBC Bank PLC	NOK	14,400,000		$1,931,330	02/04/15	67,524
HSBC Bank PLC	NZD	345,230		$266,625	02/04/15	15,478
HSBC Bank PLC	THB	19,000,000		$580,165	02/04/15	(312)
HSBC Bank PLC		$4,674,876	JPY	564,005,101	02/04/15	128,079
HSBC Bank PLC		$1,383,343	KRW	1,500,000,000	02/04/15	(11,782)
HSBC Bank PLC		$687,777	MYR	2,500,000	02/04/15	1,308
HSBC Bank PLC		$1,448,097	PLN	5,405,004	02/04/15	11,176
JPMorgan Chase Bank NA	AUD	4,497,746		$3,635,110	02/04/15	133,843
JPMorgan Chase Bank NA	BRL	3,050,000		$1,135,644	02/04/15	(719)
JPMorgan Chase Bank NA	CAD	2,605,000		$2,197,417	02/04/15	147,426
JPMorgan Chase Bank NA	CAD	1,465,000		$1,235,779	02/04/15	82,906
JPMorgan Chase Bank NA	EUR	380,000		$452,848	02/04/15	23,445
JPMorgan Chase Bank NA	HUF	88,948,265		$323,981	02/04/15	554
JPMorgan Chase Bank NA	MXN	3,000,000		$203,110	02/04/15	2,970
JPMorgan Chase Bank NA	MYR	5,700,000		$1,584,610	02/04/15	13,496
JPMorgan Chase Bank NA	NOK	18,000,000		$2,304,007	02/04/15	(25,750)
JPMorgan Chase Bank NA	NZD	1,500,000		$1,138,997	02/04/15	47,780
JPMorgan Chase Bank NA	NZD	11,197,587		$8,585,302	02/04/15	439,308
JPMorgan Chase Bank NA	TRY	2,645,444		$1,100,379	02/04/15	19,456
JPMorgan Chase Bank NA	TRY	468,773		$199,597	02/04/15	8,057
JPMorgan Chase Bank NA		$7,698	AUD	9,375	02/04/15	(401)
JPMorgan Chase Bank NA		$4,015,345	CAD	5,051,087	02/04/15	(40,420)
JPMorgan Chase Bank NA		$9,691	CHF	8,947	02/04/15	54
JPMorgan Chase Bank NA		$1,165,580	EUR	1,005,760	02/04/15	(29,062)
JPMorgan Chase Bank NA		$1,261,016	GBP	837,934	02/04/15	1,073
JPMorgan Chase Bank NA		$670,100	HKD	5,194,645	02/04/15	(23)
JPMorgan Chase Bank NA		$4,955,788	HUF	1,366,609,629	02/04/15	13,375

JPMorgan Chase Bank NA		$1,568,131	MYR	5,700,000	02/04/15	2,982
JPMorgan Chase Bank NA		$7,257,720	NZD	10,035,564	02/04/15	42,929
JPMorgan Chase Bank NA		$1,640,253	PLN	6,114,420	02/04/15	10,552
Royal Bank of Canada	SGD	1,500,000		$1,121,695	02/04/15	12,911
Royal Bank of Canada		$1,173,395	CAD	1,400,000	02/04/15	(71,673)
State Street Bank and Trust Co.	BRL	2,100,000		$801,833	02/04/15	19,418
State Street Bank and Trust Co.	EUR	1,000,000		$1,150,990	02/04/15	20,980
State Street Bank and Trust Co.		$2,335,105	JPY	275,000,000	02/04/15	6,740
State Street Bank and Trust Co.		$2,264,118	SGD	3,000,000	02/04/15	(46,551)
UBS AG	AUD	707,791		$570,894	02/04/15	19,914
UBS AG	CAD	246,007		$198,313	02/04/15	4,719
UBS AG	CAD	12,068		$10,376	02/04/15	879
UBS AG	CHF	8,947		$9,068	02/04/15	(677)
UBS AG	EUR	278,430	PLN	1,200,000	02/04/15	9,354
UBS AG	EUR	581,383		$693,232	02/04/15	36,264
UBS AG	EUR	156,586		$185,402	02/04/15	8,458
UBS AG	EUR	15,601		$18,764	02/04/15	1,134
UBS AG	EUR	2,479,370		$3,019,823	02/04/15	218,111
UBS AG	EUR	935,000		$1,137,418	02/04/15	80,859
UBS AG	GBP	436,544		$677,281	02/04/15	19,762
UBS AG	HKD	5,194,645		$669,601	02/04/15	(476)
UBS AG	HUF	49,281,198		$178,824	02/04/15	(369)
UBS AG	HUF	44,334,726		$162,237	02/04/15	1,031
UBS AG	HUF	63,300,000		$229,075	02/04/15	(1,092)
UBS AG	HUF	596,950,140		$2,306,323	02/04/15	135,738
UBS AG	JPY	839,005,101		$7,144,774	02/04/15	(26)
UBS AG	KRW	1,400,000,000		$1,263,002	02/04/15	(17,121)
UBS AG	MXN	4,023,137		$275,344	02/04/15	6,947
UBS AG	NOK	3,525,000		$452,485	02/04/15	(3,759)
UBS AG	NZD	600,000		$459,438	02/04/15	22,951
UBS AG	PLN	16,231,543		$4,588,357	02/04/15	206,075
UBS AG	SEK	3,780,000		$454,312	02/04/15	(2,534)
UBS AG	SEK	16,956,540		$2,174,423	02/04/15	125,078
UBS AG	SGD	1,495,000		$1,128,540	02/04/15	23,453
UBS AG	TRY	5,370,267		$2,293,193	02/04/15	98,911
UBS AG		$4,306,826	AUD	5,532,211	02/04/15	(281)
UBS AG		$803,828	BRL	2,100,000	02/04/15	(21,413)
UBS AG		$2,684,512	BRL	6,980,000	02/04/15	(83,916)
UBS AG		$32,359,001	EUR	28,576,854	02/04/15	(66,879)
UBS AG		$493,664	GBP	328,610	02/04/15	1,285
UBS AG		$601,597	KRW	660,000,000	02/04/15	1,890
UBS AG		$108,612	KRW	120,000,000	02/04/15	1,113
UBS AG		$1,617,169	NZD	2,107,253	02/04/15	(84,190)
UBS AG		$579,976	THB	19,000,000	02/04/15	501
UBS AG		$3,492,808	TRY	8,484,484	02/04/15	(26,063)
UBS AG		$216,355	ZAR	2,546,231	02/04/15	2,265
UBS AG		$6,004,755	ZAR	69,704,879	02/04/15	(19,887)
UBS AG	ZAR	4,197,846		$364,091	02/04/15	3,664
UBS AG	ZAR	45,313,956		$3,863,758	02/04/15	(26,903)
Westpac Banking Corp.	EUR	1,000,000		$1,158,369	02/04/15	28,359
Westpac Banking Corp.	EUR	515,000		$578,787	02/04/15	(3,168)
Deutsche Bank AG	TRY	550,000		$227,932	02/10/15	3,503
UBS AG		$226,105	TRY	550,000	02/10/15	(1,676)
Deutsche Bank AG		$2,154,581	NOK	16,500,000	02/13/15	(19,539)
UBS AG	NOK	16,500,000		$2,118,100	02/13/15	(16,943)
Citibank NA	EUR	287,684	MXN	4,900,000	03/04/15	1,104
Citibank NA	MXN	60,296,008		$4,004,357	03/04/15	(10,505)
Deutsche Bank AG	EUR	285,474	PLN	1,200,000	03/04/15	944
Deutsche Bank AG	NOK	35,925,000		$4,609,229	03/04/15	(36,759)
Deutsche Bank AG	PLN	860,397		$231,648	03/04/15	(382)
Deutsche Bank AG	SEK	20,736,540		$2,511,600	03/04/15	4,807
Deutsche Bank AG		$3,691	SGD	5,000	03/04/15	3
JPMorgan Chase Bank NA	CAD	5,051,087		$4,013,609	03/04/15	40,314

JPMorgan Chase Bank NA	CHF	8,947		$9,699	03/04/15	(60)
JPMorgan Chase Bank NA	GBP	837,934		$1,260,774	03/04/15	(1,080)
JPMorgan Chase Bank NA	HKD	5,194,645		$670,043	03/04/15	(—@ )
JPMorgan Chase Bank NA	HUF	1,366,609,629		$4,950,690	03/04/15	(13,840)
JPMorgan Chase Bank NA	NZD	10,035,564		$7,237,398	03/04/15	(43,003)
Royal Bank of Canada	CAD	1,500,000		$1,178,905	03/04/15	(1,028)
UBS AG	AUD	5,532,211		$4,298,528	03/04/15	(222)
UBS AG	BRL	6,980,000		$2,664,529	03/04/15	84,148
UBS AG	BRL	2,100,000		$797,115	03/04/15	20,783
UBS AG	EUR	28,576,854		$32,365,573	03/04/15	65,458
UBS AG	GBP	137,176		$206,180	03/04/15	(395)
UBS AG	KRW	660,000,000		$600,967	03/04/15	(1,832)
UBS AG	KRW	120,000,000		$108,475	03/04/15	(1,125)
UBS AG	MYR	8,200,000		$2,251,387	03/04/15	(3,508)
UBS AG	TRY	550,000		$225,007	03/04/15	1,664
UBS AG	TRY	8,484,484		$3,470,775	03/04/15	25,407
UBS AG		$1,905,695	EUR	1,683,327	03/04/15	(3,048)
UBS AG		$7,147,099	JPY	839,005,101	03/04/15	(182)
UBS AG		$2,117,095	NOK	16,500,000	03/04/15	16,762
UBS AG		$139,563	TRY	342,000	03/04/15	(684)
UBS AG	ZAR	22,894,055		$1,965,754	03/04/15	8,786
UBS AG	ZAR	69,704,879		$5,977,761	03/04/15	19,437
UBS AG	THB	19,000,000		$578,668	03/05/15	(933)
	Net Unrealized Appreciation					$4,094,934

Futures Contracts Open at January 31, 2015:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
293	Long	U.S. Treasury 2 yr. Note, Mar-15	$64,391,329	$290,594
16	Long	U.S. Treasury Long Bond, Mar-15	2,420,500	132,742
10	Long	UK Long Gilt Bond, Mar-15	1,865,731	49,946
13	Long	Canadian 10 yr. Bond, Mar-15	1,490,391	12,686
6	Long	U.S. Treasury Ultra Long Bond, Mar-15	1,073,625	15,937
5	Long	Australian 10 yr. Bond, Mar-15	512,973	21,750
257	Short	U.S. Treasury 10 yr. Note, Mar-15	(33,634,875)	(997,228)
2	Short	U.S. Treasury 5 yr. Note, Mar-15	(242,688)	(3,297)
		Net Unrealized Depreciation		$(476,870)

Credit Default Swap Agreements Open at January 31, 2015:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS PAID (RECEIVED)	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	$395	1.00%	3/20/19	$(14,042)	$7,581	$(6,461)	BBB+
Barclays Bank PLC
Yum! Brands, Inc.	Buy	400	1.00	12/20/18	(1,461)	(6,943)	(8,404)	BBB
Morgan Stanley & Co., LLC*
CDX.NA.IG.23	Buy	4,225	1.00	12/20/19	4,716	(67,588)	(62,872)	NR
Total Credit Default Swaps		$5,020			$(10,787)	$(66,950)	$(77,737)

Interest Rate Swap Agreements Open at January 31, 2015:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley & Co., LLC*	$22,700	3 Month LIBOR	Receive	0.90%	12/24/16	$(110,345)
Morgan Stanley & Co., LLC*	6,343	3 Month LIBOR	Receive	1.14	07/23/17	(46,688)
Morgan Stanley & Co., LLC*	8,800	3 Month LIBOR	Receive	1.06	08/21/17	(81,614)
Morgan Stanley & Co., LLC*	3,200	3 Month LIBOR	Receive	1.18	09/04/17	(39,192)
Morgan Stanley & Co., LLC*	6,400	3 Month LIBOR	Receive	1.17	09/05/17	(76,583)
Morgan Stanley & Co., LLC*	15,800	3 Month LIBOR	Receive	1.19	09/10/17	(195,562)
Morgan Stanley & Co., LLC*	34,000	3 Month LIBOR	Receive	1.28	01/07/18	(335,072)
Morgan Stanley & Co., LLC*	2,918	3 Month LIBOR	Receive	1.71	08/21/19	(76,275)
Morgan Stanley & Co., LLC*	1,000	3 Month LIBOR	Receive	1.81	09/04/19	(30,251)
Morgan Stanley & Co., LLC*	1,926	3 Month LIBOR	Receive	1.80	09/05/19	(57,373)
Morgan Stanley & Co., LLC*	4,582	3 Month LIBOR	Receive	1.85	09/10/19	(144,870)
Morgan Stanley & Co., LLC*	4,900	3 Month LIBOR	Pay	2.29	12/24/24	228,652
		Net Unrealized Depreciation				$(965,173)

@	Amount is less than $0.50.
†	Credit rating as issued by Standard & Poor’s.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
LIBOR	London Interbank Offered Rate.
NR	Not Rated.

Currency Abbreviations:

AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
CHF	Swiss Franc.
DKK	Danish Krone.
EUR	Euro.
GBP	British Pound.
HKD	Hong Kong Dollar.
HUF	Hungarian Forint.
JPY	Japanese Yen.
KRW	South Korean Won.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
NOK	Norwegian Krone.
NZD	New Zealand Dollar.
PLN	Polish Zloty.
SEK	Swedish Krona.
SGD	Singapore Dollar.
THB	Thai Baht.
TRY	Turkish Lira.
ZAR	South African Rand.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Portfolio of Investments • January 31, 2015 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) swaps are marked-to-market daily based upon quotations from market makers; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Trustees have the ultimate responsibility of determining the fair value of the investments. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Assets:
Fixed Income Securities
Corporate Bonds	$—	$93,591,296	$—	†	$93,591,296 †
Sovereign	—	68,816,502	—		68,816,502
Agency Fixed Rate Mortgages	—	254,948	—		254,948
Asset-Backed Securities	—	7,701,979	—		7,701,979
Collateralized Mortgage Obligations - Agency Collateral Series	—	2,474,228	—		2,474,228
Commercial Mortgage-Backed Securities	—	12,439,021	—		12,439,021
Mortgages - Other	—	26,834,412	—		26,834,412
U.S. Treasury Securities	—	9,055,658	—		9,055,658
Variable Rate Senior Loan Interests	—	1,328,554	—		1,328,554
Total Fixed Income Securities	—	222,496,598	—	†	222,496,598 †
Convertible Preferred Stock	752,247	—	—		752,247
Short-Term Investments
U.S. Treasury Securities	—	1,285,890	—		1,285,890
Investment Company	19,525,725	—	—		19,525,725
Repurchase Agreements	—	3,084,725	—		3,084,725
Total Short-Term Investments	19,525,725	4,370,615	—		23,896,340
Foreign Currency Forward Exchange Contracts	—	5,268,257	—		5,268,257
Futures Contracts	523,655	—	—		523,655
Credit Default Swap Agreement	—	4,716	—		4,716
Interest Rate Swap Agreement	—	228,652	—		228,652
Total Assets	20,801,627	232,368,838	—	†	253,170,465 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(1,173,323)	—		(1,173,323)
Futures Contracts	(1,000,525)	—	—		(1,000,525)
Credit Default Swap Agreements	—	(15,503)	—		(15,503)
Interest Rate Swap Agreements	—	(1,193,825)	—		(1,193,825)
Total Liabilities	(1,000,525)	(2,382,651)	—		(3,383,176)
Total	$19,801,102	$229,986,187	$—	†	$249,787,289 †

†     Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of January 31, 2015, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

CORPORATE BOND
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2015	$—

†      Includes one security which is valued at zero.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Fixed Income Opportunities Fund

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 19, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 19, 2015